HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares				Fair Value
	COMMON STOCKS — 0.3%
	SOFTWARE - 0.3%
2,050	MicroStrategy, Inc., Class A(a)			$ 963,500

	TOTAL COMMON STOCKS (Cost $1,001,422)			963,500

Shares				Fair Value
	OPEN END FUNDS — 54.8%
	ALTERNATIVE - 6.3%
2,089,351	DoubleLine Flexible Income Fund			20,266,705

	FIXED INCOME - 48.5%
774,971	AlphaCentric Income Opportunities Fund, Class I			9,012,907
2,151,734	Axonic Strategic Income Fund, Class I			21,474,300
1,797,936	Braddock Multi-Strategy Income Fund, Institutional Class			13,178,867
1,944,937	Columbia Mortgage Opportunities Fund			21,141,464
1,617,411	Invesco Rochester Municipal Opportunities Fund, Class R6			13,230,419
1,034,103	Nuveen High Yield Municipal Bond Fund, Class I			18,944,774
2,659,479	PIMCO Preferred and Capital Security Fund, Institutional Class			30,158,491
3,623,665	Virtus Seix Floating Rate High Income Fund, Class R6			29,859,004
				157,000,226

	TOTAL OPEN END FUNDS (Cost $171,397,006)			177,266,931

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.2%
	U.S. TREASURY BILLS — 23.2%
75,000,000	United States Treasury Bill(b)	–	08/12/21	74,998,688

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,999,625)			74,998,688

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 13.6%
	MONEY MARKET FUNDS - 13.6%
30,618,531	Fidelity Government Portfolio, Institutional Class, 0.01%(c)			30,618,531
13,194,255	First American Government Obligations Fund, Class X, 0.03%(c)			13,194,255

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 13.6% (Continued)
	MONEY MARKET FUNDS - 13.6% (Continued)
	TOTAL MONEY MARKET FUNDS (Cost $43,812,786)			$ 43,812,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,812,786)			43,812,786

	TOTAL INVESTMENTS - 91.9% (Cost $291,210,839)			$ 297,041,905
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%			26,254,998
	NET ASSETS - 100.0%			$ 323,296,903

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation/ (Depreciation)
527	CBOT Corn Future(e)	07/14/2021	$ 17,305,363	$ 1,798,051
202	CBOT Soybean Future(e)	07/14/2021	15,458,050	696,750
119	CME E-Mini NASDAQ 100 Index Future	06/18/2021	32,573,870	720,105
578	CME E-mini Russell 2000 Index Future	06/18/2021	65,562,539	2,270,559
358	CME Lean Hogs Future(e)	06/14/2021	16,790,200	2,379,170
130	COMEX Gold 100 Troy Ounces Future(e)	08/27/2021	24,768,900	(2,600)
355	ICE US MSCI Emerging Markets EM Index Future	06/18/2021	24,155,975	481,585
821	NYBOT CSC Number 11 World Sugar Future(e)	06/30/2021	15,962,867	1,026,491
	TOTAL LONG FUTURES CONTRACTS			$ 9,370,111

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation
207	CME Japanese Yen Currency Future	06/14/2021	$ 23,570,831	$ 119,275
	TOTAL SHORT FUTURES CONTRACTS

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Interest Rate (f)	Maturity Date	Unrealized Appreciation/(Depreciation)
AlphaCentric Income Opportunities Fund, Class I	Barclays	$ 10,078,809	3-Mth USD_LIBOR plus 150 bps	6/30/2022	$ 77,582
Credit Suisse Floating Rate High Income Fund, Institutional Class	Barclays	17,494,625	3-Mth USD_LIBOR plus 185 bps	6/30/2022	96,968
Eaton Vance Floating-Rate Advantage Fund, Class R6	Barclays	16,844,283	3-Mth USD_LIBOR plus 150 bps	6/30/2022	67,614
Invesco Short Duration Inflation Protected Fund, Class Y	CIBC	250,000	3-Mth USD_LIBOR plus 185 bps	6/27/2022	(226)
PIMCO Income Fund, Institutional Class	Barclays	17,589,005	3-Mth USD_LIBOR plus 150 bps	6/30/2022	184,605
PIMCO Low Duration Income Fund, Institutional Class	Barclays	17,589,005	3-Mth USD_LIBOR plus 150 bps	6/30/2022	50,933
PIMCO Preferred and Capital Security Fund, Institutional Class	CIBC	1,000,000	3-Mth USD_LIBOR plus 185 bps	6/28/2022	0
Thornburg Strategic Income Fund, Class I	Barclays	9,903,459	3-Mth USD_LIBOR plus 150 bps	6/30/2022	55,090
TOTAL					$ 532,566

CREDIT DEFAULT SWAP AGREEMENTS – PROTECTION SOLD: (CENTRALLY CLEARED)
Description	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread (g)	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation
CDXNAHYS36V1	Credit Suisse	5.00%	2.87%	6/20/2026	$ 32,000,000	$ 3,420,580	$ 3,094,092	$ 326,488

CIBC	Canadian Imperial Bank of Commerce

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).
(f)	Interest rate is based upon current notional amounts, which may be a multiple of the number of shares plus a specified spread.
(g)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period and will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a great likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.